Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Summary of the Activity with Respect to Loans Made to the Company's Officers and Directors, and Their Affiliates

The following summarizes the activity with respect to loans made to the Company’s officers and directors, and their affiliates.

	Years Ended December 31,
	2013	2012
	(In thousands)
Balance at beginning of year	$3,281	$3,282
Additions	661	807
Reductions	(899)	(808)

Balance at end of year	$3,043	$3,281